Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 14,594,268	$ 1,560,902
Short Term Investments	6,000,000
Current taxation receivable		1,872,057
Other receivables	375,749	242,342
Total current assets	20,970,017	3,675,301
Property and Equipment, net	6,311	2,035
Total non-current assets	6,311	2,035
Total assets	20,976,328	3,677,336
Current liabilities:
Trade and other payables	8,641,189	8,367,566
Related party payable		859,325
Total current liabilities	8,641,189	9,226,891
Total liabilities	8,641,189	9,226,891
Shareholders’ Equity:
Share premium	173,558,575	146,717,274
Share options reserve	2,783,944	1,184,815
Convertible Loan Note Reserve		950,000
Warrants reserve	93,748	93,748
Foreign currency translation reserve	(12,129,559)	(11,470,420)
Retained deficit	(151,971,569)	(143,024,972)
Total shareholders’ equity	12,335,139	(5,549,555)
Total liabilities and shareholders’ equity	$ 20,976,328	$ 3,677,336